Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table provides information required by Item 402(v) of Regulation
S-K.
For information regarding the Company’s
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to non-PEO Named Executive Officers (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income	Economic EBIT Yield (6)
					Total Shareholder Return	Peer Group Total Shareholder Return (5)

2023	2,859,613	2,910,906	1,039,712	1,119,076	$122.17	$163.80	$8.9 million	15.5%

2022	3,533,534	4,349,809	1,237,690	1,343,677	$128.19	$149.21	$9.3 million	15.3%

2021	1,490,015	1,574,706	972,945	1,249,779	$141.04	$161.79	($20.8 million)	12.1%

2020	539,957	539,957	1,908,335	1,731,535	$95.18	$113.71	($24.0 million)	10.2%

(1)	Ryan Greenawalt was our CEO for the years presented.

(2)	Other named executive officers consisted of Anthony Colucci and Craig Brubaker for fiscal 2023 and fiscal 2022, and Anthony Colucci for fiscal 2021 and 2020.

(3)
Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(103,552)	(36,150)	(29,237)	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	216,130	131,268	(19,149)	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—

Compensation Actually Paid	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

(4)	Assumes $100 invested in our common shares on February 14, 2020, and reinvestment of all dividends.
(5)
The peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; MarineMax, Inc.; Titan Machinery Inc.; NOW Inc.; OneWater Marine Inc.; Trinity Industries, Inc.; Global Industrial Company; Astec Industries, Inc.; DXP Enterprises, Inc.; America’s
Car-Mart,
Inc.; H&E Equipment Services, Inc.; and McGrath RentCorp.

(6)	Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Annex A.

Company Selected Measure Name	Economic EBIT Yield
Named Executive Officers, Footnote	Anthony Colucci and Craig Brubaker for fiscal 2023 and fiscal 2022, and Anthony Colucci for fiscal 2021 and 2020.
Peer Group Issuers, Footnote	The peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; MarineMax, Inc.; Titan Machinery Inc.; NOW Inc.; OneWater Marine Inc.; Trinity Industries, Inc.; Global Industrial Company; Astec Industries, Inc.; DXP Enterprises, Inc.; America’s
Car-Mart,
	Inc.; H&E Equipment Services, Inc.; and McGrath RentCorp.
PEO Total Compensation Amount	$ 2,859,613	$ 3,533,534	$ 1,490,015	$ 539,957
PEO Actually Paid Compensation Amount	$ 2,910,906	4,349,809	1,574,706	539,957
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(103,552)	(36,150)	(29,237)	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	216,130	131,268	(19,149)	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—

Compensation Actually Paid	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

Non-PEO NEO Average Total Compensation Amount	$ 1,039,712	1,237,690	972,945	1,908,335
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,119,076	1,343,677	1,249,779	1,731,535
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation
S-K.
The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(103,552)	(36,150)	(29,237)	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	216,130	131,268	(19,149)	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—

Compensation Actually Paid	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR
. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 43
9
% and decreased by 3
5
%, respectively, compared to a:

•	22% increase in our TSR over the same time period

•	137% increase in our Net Income over the same time period

•	52% increase in our Economic EBIT Yield over the four-year period.

Total Shareholder Return Vs Peer Group
•
Relationship Between the Company’s TSR and the Peer Group TSR
. The TSR for the peer group disclosed in the table above increased by 64% from the Business Combination Closing Date in 2020 to 2023 as compared to the Company’s TSR, which increased by 22% over the same time period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation – Compensation Discussion & Analysis” in this proxy statement. Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of
Regulation S-K
to provide information on performance measures used by the Compensation Committee to determine NEO compensation.

•	Economic EBIT Yield

•	Adjusted Pre-Tax Net Income

Total Shareholder Return Amount	$ 122.17	128.19	141.04	95.18
Peer Group Total Shareholder Return Amount	163.8	149.21	161.79	113.71
Net Income (Loss)	$ 8,900,000	$ 9,300,000	$ (20,800,000)	$ (24,000,000)
Company Selected Measure Amount	0.155	0.153	0.121	0.102
PEO Name	Ryan Greenawalt
Measure:: 1
Pay vs Performance Disclosure
Name	Economic EBIT Yield
Non-GAAP Measure Description	Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Annex A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Net Income
PEO | Deduction for amounts reported under the stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,232,163)	$ (1,786,644)	$ (395,882)
PEO | Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,170,878	2,651,305	480,573
PEO | Increase(deduction) for change in fair value from prior year-end to covered yearend for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,552)	(29,237)
PEO | Increase(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	216,130	(19,149)
PEO | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase based on dividends or other earnings paid during covered year, prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction for amounts reported under the stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,738)	(454,060)	(154,645)
Non-PEO NEO | Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	300,984	643,623	187,729
Non-PEO NEO | Increase(deduction) for change in fair value from prior year-end to covered yearend for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,150)	(50,501)	232,050
Non-PEO NEO | Increase(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	131,268	(33,075)	11,700
Non-PEO NEO | Deduction of fair value of awards granted prior to covered year that were forfeited during covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Increase based on dividends or other earnings paid during covered year, prior to vesting date of award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0